Other Long-Term Assets	12 Months Ended
Dec. 31, 2019
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Other Long-Term Assets
26.	Other Long-Term Assets
The composition of other long-term assets is shown below:

		December 31	December 31
(in thousands)	Note	2019	2018

Intangible assets		$3,419	$3,291

Debt issue costs - Revolving Facility	18.1	5,154	5,507

Adventus ROFR	16	615	615

Subscription rights		1,524	-

Other		3,854	902

Total other long-term assets		$14,566	$10,315
Subscription Rights
During December 2019, the Company acquired 1 million subscription rights relative to Caldas Finance Corp. for $1.5 million (Cdn$2 million). On February 28, 2020, upon the successful transfer of the Marmato project assets located in Colombia by Gran Colombia Gold Corp. to Caldas Finance and the completion of a reverse takeover transaction between Caldas Finance and Bluenose Gold Corp. to form a new public company, Caldas Gold Corp., the subscription receipts were automatically converted into common shares and warrants of Caldas Gold Corp. The value of these shares and warrants will be reflected as a component of Other long-term equity investments.